Parent company information (Tables)	12 Months Ended
Oct. 31, 2023
Parent [member]
Statement [Line Items]
Summary of Parent Company Information

The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Assets
Cash and due from banks	$41,770	$48,062
Interest-bearing deposits with banks	61,256	84,680
Securities	217,490	174,615
Investments in bank subsidiaries and associated companies (1)	55,082	49,841
Investments in other subsidiaries and associated companies	105,070	88,260
Assets purchased under reverse repurchase agreements and securities borrowed	150,207	132,829
Loans, net of allowance for loan losses	709,635	679,580
Net balances due from bank subsidiaries (1)	–	7,172
Other assets	214,145	227,767
	$1,554,655	$1,492,806
Liabilities and shareholders’ equity
Deposits	$1,006,284	$955,978
Net balances due to bank subsidiaries (1)	10,132	–
Net balances due to other subsidiaries	6,866	36,701
Other liabilities	402,326	382,099
	1,425,608	1,374,778
Subordinated debentures	11,386	9,964
Shareholders’ equity	117,661	108,064
	$1,554,655	$1,492,806

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Interest and dividend income (1)	$56,495	$27,791
Interest expense	44,174	12,846
Net interest income	12,321	14,945
Non-interest income (2)	5,390	5,425
Total revenue	17,711	20,370
Provision for credit losses	2,002	579
Non-interest expense	11,780	10,175
Income before income taxes	3,929	9,616
Income taxes	1,874	2,276
Net income before equity in undistributed income of subsidiaries	2,055	7,340
Equity in undistributed income of subsidiaries	12,804	8,454
Net income	$14,859	$15,794
Other comprehensive income (loss), net of taxes	251	5,810
Total comprehensive income	$15,110	$21,604

(1)	Includes dividend income from investments in subsidiaries and associated c ompanies of $25 million (October 31, 2022 – $11 million).
(2)	Includes a nominal share of income (loss) from associated c ompanies (October 31, 2022 – nominal).
Condensed Statements of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Cash flows from operating activities
Net income	$14,859	$15,794
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(12,804)	(8,454)
Change in deposits, net of securitizations	50,306	101,145
Change in loans, net of securitizations	(30,055)	(78,288)
Change in trading securities	(12,832)	(10,348)
Change in obligations related to assets sold under repurchase agreements and securities loaned	21,954	24,133
Change in assets purchased under reverse repurchase agreements and securities borrowed	(17,378)	(7,239)
Change in obligations related to securities sold short	(819)	3,024
Other operating activities, net	5,000	2,385
Net cash from (used in) operating activities	18,231	42,152
Cash flows from investing activities
Change in interest-bearing deposits with banks	23,424	(27,784)
Proceeds from sales and maturities of investment securities	127,965	59,304
Purchases of investment securities	(153,099)	(71,509)
Net acquisitions of premises and equipment and other intangibles	(2,075)	(1,180)
Change in cash invested in subsidiaries	(3,802)	(2,514)
Change in net funding provided to subsidiaries	(12,531)	(36,981)
Net cash from (used in) investing activities	(20,118)	(80,664)
Cash flows from financing activities
Issuance of subordinated debentures	1,500	1,000
Repayment of subordinated debentures	(110)	–
Issue of common shares, net of issuance costs	65	51
Common shares purchased for cancellation	–	(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs	–	749
Redemption of preferred shares and other equity instruments	–	(155)
Dividends paid on shares and distributions paid on other equity instruments	(5,549)	(6,960)
Repayment of lease liabilities	(311)	(302)
Net cash from (used in) financing activities	(4,405)	(11,043)
Net change in cash and due from banks	(6,292)	(49,555)
Cash and due from banks at beginning of year	48,062	97,617
Cash and due from banks at end of year	$41,770	$48,062
Supplemental disclosure of cash flow information
Amount of interest paid	$35,104	$7,801
Amount of interest received	49,098	21,332
Amount of dividends received	2,628	2,618
Amount of income taxes paid	2,604	4,641